UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUND, INC. - HIGH-YIELD OPPORTUNITIES FUND - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2004



[LOGO OF USAA]
   USAA(R)

                  USAA HIGH-YIELD
                        OPPORTUNITIES Fund

                            [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

         A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JULY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

   Report of Independent Registered Public Accounting Firm                  14

   Portfolio of Investments                                                 15

   Notes to Portfolio of Investments                                        30

   Financial Statements                                                     33

   Notes to Financial Statements                                            36

   Expense Example                                                          48

DIRECTORS' AND OFFICERS' INFORMATION                                        50

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "
                                           ALTHOUGH STOCK PRICES MAY
[PHOTO OF CHRISTOPHER W. CLAUS]      CONTINUE TO FLUCTUATE . . . WE BELIEVE
                                      THEY HAVE THE POTENTIAL TO END 2004
                                              ON A POSITIVE NOTE.
                                                       "

                                                                   August 2004
--------------------------------------------------------------------------------

                 Yield relief is on the way.

                 The Federal Reserve Board (the Fed) has begun raising short-term interest rates, which means that we can expect higher yields, higher reinvestment rates, and greater compounding of interest (i.e., earning interest on interest) in the months ahead. For many of us, it is a welcome change.

                 Over the last two years, we have all felt the effects of record low interest rates. Although we have benefited from the lower cost of borrowing, we have been less happy as lenders and investors - particularly those of us who rely on income from fixed-income investments such as money market and bond funds. Now money market fund investors can look forward to increasingly higher yields. As yields rise, they will be able to reinvest at higher rates while enjoying the benefits of compounding, which is what drives total return in the fixed-income markets over the long run.

                 Intermediate- and longer-term investments, however, will not experience the same growth in yields. While the Fed has a strong influence on the short end of the yield curve, the market controls intermediate- and longer-term rates, which have already risen. As a result, we expect the yield curve to flatten at a measured pace - with only slight changes at the longer end - as short-term rates continue to rise.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Fed action is likely to have less of an effect on the equity market. Investors appear to approve of the Fed's moderate approach to interest rate increases, and express more uncertainty about the situation in Iraq, potential terrorist attacks, the presidential election, and the direction of federal tax policy and spending. Despite moderate job growth, corporate earnings have steadily improved, and the U.S. economy is expected to grow at about 3%. Although stock prices may continue to fluctuate within a limited range, we believe they have the potential to end 2004 on a positive note.

                 In the months ahead, our market-tested investment team will continue to work hard to identify profitable opportunities in the market and provide you with a risk-adjusted return. As always, we remain committed to delivering quality USAA service along with no-load mutual funds that have no sales loads, 12b-1 fees, or long-term contractual plans. You can trust us to act with integrity and in your interests.

                 Thank you for allowing us to help you with your investment goals.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS
                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, existing bond prices fall.

 I N V E S T M E N T
====================------------------------------------------------------------
                    OVERVIEW

USAA HIGH-YIELD OPPORTUNITIES FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Provide an attractive total return primarily through high current income and secondarily through capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in high-yield securities, including bonds (often referred to as "junk bonds"), convertible securities, or preferred stocks.

--------------------------------------------------------------------------------
                                         7/31/04                   7/31/03
--------------------------------------------------------------------------------
Net Assets                            $184.5 Million            $107.0 Million
Net Asset Value Per Share                  $8.54                     $8.18

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/04
--------------------------------------------------------------------------------

1 YEAR                                          SINCE INCEPTION ON 8/2/99
12.44%                                                    6.60%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                          CSFB GLOBAL              USAA HIGH-YIELD            LIPPER HIGH                LIPPER HIGH
                          HIGH YIELD                OPPORTUNITIES             CURRENT YIELD             CURRENT YIELD
                            INDEX                        FUND                 FUNDS AVERAGE            BOND FUNDS INDEX
                          -----------              ---------------            -------------            ----------------
  8/2/99                  $10,000.00                  $10,000.00                $10,000.00                $10,000.00
 8/31/99                    9,911.00                   10,088.81                  9,897.84                  9,898.54
 9/30/99                    9,834.69                   10,114.01                  9,842.50                  9,821.40
10/31/99                    9,786.50                   10,166.71                  9,818.96                  9,793.07
11/30/99                    9,919.59                   10,396.53                  9,985.64                  9,965.61
12/31/99                   10,039.62                   10,519.82                 10,111.20                 10,085.58
 1/31/00                    9,999.46                   10,516.84                 10,067.30                 10,036.01
 2/29/00                   10,061.46                   10,659.16                 10,150.09                 10,107.21
 3/31/00                    9,910.54                   10,511.17                  9,991.86                  9,932.23
 4/30/00                    9,895.67                   10,614.37                  9,959.72                  9,888.91
 5/31/00                    9,737.34                   10,513.67                  9,788.26                  9,712.87
 6/30/00                    9,955.45                   10,765.76                  9,986.88                  9,892.66
 7/31/00                   10,049.04                   10,779.59                 10,026.94                  9,910.39
 8/31/00                   10,116.36                   10,836.12                 10,086.34                  9,962.20
 9/30/00                   10,023.29                   10,736.58                  9,944.75                  9,815.60
10/31/00                    9,711.57                   10,411.45                  9,627.45                  9,480.12
11/30/00                    9,328.93                   10,026.74                  9,166.10                  8,950.88
12/31/00                    9,516.45                   10,313.78                  9,366.17                  9,106.15
 1/31/01                   10,086.48                   11,121.40                  9,944.77                  9,710.33
 2/28/01                   10,188.35                   11,187.28                  9,998.55                  9,741.03
 3/31/01                    9,985.61                   10,840.77                  9,731.79                  9,417.86
 4/30/01                    9,881.76                   10,767.02                  9,622.47                  9,294.39
 5/31/01                   10,079.39                   11,026.99                  9,740.14                  9,394.90
 6/30/01                    9,923.16                   10,898.84                  9,501.61                  9,118.24
 7/31/01                   10,029.34                   11,068.34                  9,575.59                  9,171.67
 8/31/01                   10,169.75                   11,189.75                  9,653.77                  9,212.32
 9/30/01                    9,528.04                   10,502.05                  9,039.41                  8,561.83
10/31/01                    9,745.28                   10,852.31                  9,260.80                  8,757.67
11/30/01                   10,060.05                   11,248.54                  9,545.09                  9,035.83
12/31/01                   10,066.09                   11,121.70                  9,522.77                  9,011.42
 1/31/02                   10,159.70                   11,069.25                  9,567.03                  9,033.11
 2/28/02                   10,087.57                   10,756.10                  9,440.25                  8,873.48
 3/31/02                   10,318.57                   11,044.46                  9,627.45                  9,049.10
 4/30/02                   10,482.64                   10,873.54                  9,736.58                  9,143.72
 5/31/02                   10,445.95                   10,780.36                  9,658.43                  9,051.96
 6/30/02                   10,081.38                   10,229.56                  9,180.08                  8,542.32
 7/31/02                    9,793.06                    9,883.93                  8,874.07                  8,262.30
 8/31/02                    9,920.37                   10,085.32                  9,006.10                  8,404.55
 9/30/02                    9,798.35                   10,071.43                  8,873.96                  8,287.61
10/31/02                    9,738.58                    9,916.19                  8,822.35                  8,235.17
11/30/02                   10,253.75                   10,486.44                  9,299.31                  8,709.89
12/31/02                   10,378.84                   10,603.70                  9,388.36                  8,794.52
 1/31/03                   10,661.15                   10,859.90                  9,573.87                  8,989.01
 2/28/03                   10,818.93                   10,940.45                  9,699.86                  9,109.47
 3/31/03                   11,095.90                   11,172.03                  9,919.29                  9,336.87
 4/30/03                   11,661.79                   11,774.18                 10,396.27                  9,795.28
 5/31/03                   11,830.88                   12,003.33                 10,508.69                  9,911.78
 6/30/03                   12,176.34                   12,310.53                 10,780.40                 10,178.84
 7/31/03                   12,077.72                   12,241.45                 10,672.49                 10,100.37
 8/31/03                   12,212.99                   12,381.11                 10,802.51                 10,236.00
 9/30/03                   12,546.40                   12,721.72                 11,063.29                 10,484.55
10/31/03                   12,802.35                   12,953.90                 11,283.71                 10,719.81
11/30/03                   12,977.74                   13,109.53                 11,425.89                 10,844.01
12/31/03                   13,277.53                   13,415.73                 11,700.13                 11,112.49
 1/31/04                   13,535.11                   13,719.97                 11,885.53                 11,290.81
 2/29/04                   13,541.88                   13,681.32                 11,856.68                 11,268.73
 3/31/04                   13,632.61                   13,756.48                 11,912.10                 11,311.71
 4/30/04                   13,613.52                   13,710.74                 11,867.07                 11,286.02
 5/31/04                   13,398.43                   13,506.69                 11,692.14                 11,111.62
 6/30/04                   13,606.10                   13,669.35                 11,851.90                 11,267.08
 7/31/04                   13,780.26                   13,763.99                 11,970.85                 11,356.89

                                [END CHART]

                    FUND DATA SINCE INCEPTION ON 8/2/99 THROUGH 7/31/04.

                 THE PERFORMANCE OF THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE, THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX, AND THE CSFB GLOBAL HIGH YIELD INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Fund to the following benchmarks:

                 o The Credit Suisse First Boston (CSFB) Global High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

                 o The Lipper High Current Yield Funds Average is the average performance level of all high current yield funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]         MATTHEW FREUND, CFA
                                     USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA High-Yield Opportunities Fund had a total return of 12.44% for the one-year period ended July 31, 2004, putting it in the top 41% of its peer group (the Lipper High Current Yield Funds Average returned 11.91%). Over the same period, the S&P 500 Index returned 13.16%, the Citigroup 10-Year U.S. Treasury Index returned 5.47%, the CSFB Global High Yield Index returned 14.09%, and the Lipper High Current Yield Bond Funds Index returned 12.44%.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

                 THE CITIGROUP 10-YEAR U.S. TREASURY INDEX IS A COMPONENT OF THE SALOMON SMITH BARNEY U.S. BROAD INVESTMENT-GRADE (USBIG) BOND INDEX(SM); IT MEASURES THE PERFORMANCE OF THE MOST RECENTLY AUCTIONED TREASURY ISSUES WITH 10 YEARS TO MATURITY. THE USBIG IS AN UNMANAGED, MARKET-CAPITALIZATION-WEIGHTED INDEX AND INCLUDES FIXED-RATE TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, ASSET-BACKED, AND INVESTMENT-GRADE ISSUES WITH A MATURITY OF ONE YEAR OR LONGER AND A MINIMUM AMOUNT OUTSTANDING OF $1 BILLION IN TREASURIES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                            * * * *

                    THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                  RATING(TM) OF 4 STARS IN THE HIGH-YIELD BOND FUNDS CATEGORY
                   (345 FUNDS IN CATEGORY) AS OF JULY 31, 2004. THE OVERALL
                   MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED
                 AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS.

                 With respect to the high-yield bond funds, the USAA High-Yield Opportunities Fund received a Morningstar Rating of 3 stars for the three-year period among 345 funds and 4 stars for the five-year period among 273 funds, through July 31, 2004. Ratings are based on risk-adjusted returns.

                 High-yield securities are a unique asset class with characteristics of both stocks and higher quality bonds. As such, its long-term total returns should generally fall between these two asset classes (see graph on following page). This tendency to act differently is normal and can provide long-term investors with a significant diversification advantage.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                 The U.S. economic recovery gained momentum throughout the year as investors focused on news beyond the combat operations in Iraq. Corporate earnings continued to improve, allowing companies to strengthen their balance sheets. Issuers took advantage of better market conditions to replace high-cost debt and upcoming maturities with less-expensive, longer-term issues.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                        COMPARATIVE RETURNS

                  [CHART OF COMPARATIVE RETURNS]


                                        USAA HIGH-YIELD       CITIGROUP 10-YEAR
                     S&P 500 INDEX     OPPORTUNITIES FUND    U.S. TREASURY INDEX
                     -------------     ------------------    -------------------
07/31/2003                   0%                  0%                     0%
08/01/2003               -1.02               -0.12                   0.60
08/04/2003               -0.75               -0.12                   1.32
08/05/2003               -2.50               -0.49                   0.34
08/06/2003               -2.32               -0.61                   1.68
08/07/2003               -1.61               -0.73                   2.31
08/08/2003               -1.26               -0.73                   2.37
08/11/2003               -0.93               -0.73                   1.65
08/12/2003                0.06               -0.86                   1.71
08/13/2003               -0.54               -0.98                   0.08
08/14/2003                0.11               -1.22                  -0.14
08/15/2003                0.15               -1.22                   0.40
08/18/2003                1.07               -1.10                   0.85
08/19/2003                1.33               -0.73                   1.77
08/20/2003                1.13               -0.37                   1.23
08/21/2003                1.44               -0.24                   0.69
08/22/2003                0.41                   0                   1.12
08/25/2003                0.47                0.12                   0.64
08/26/2003                0.78                0.37                   0.90
08/27/2003                0.80                0.53                   0.51
08/28/2003                1.42                0.77                   1.41
08/29/2003                1.95                1.14                   1.22
09/01/2003                   0                   0                   1.24
09/02/2003                3.37                1.39                  -0.01
09/03/2003                3.83                1.63                  -0.01
09/04/2003                4.00                1.88                   0.73
09/05/2003                3.34                2.13                   2.02
09/08/2003                4.38                2.25                   1.76
09/09/2003                3.53                2.37                   1.98
09/10/2003                2.30                2.62                   2.74
09/11/2003                2.89                2.62                   2.30
09/12/2003                3.11                2.62                   2.84
09/15/2003                2.73                2.74                   3.02
09/16/2003                4.20                2.74                   2.65
09/17/2003                3.86                2.99                   3.52
09/18/2003                5.24                3.11                   3.62
09/19/2003                4.91                3.36                   3.82
09/22/2003                3.54                3.36                   3.16
09/23/2003                4.17                3.36                   3.38
09/24/2003                2.18                3.48                   4.09
09/25/2003                1.59                3.60                   4.36
09/26/2003                0.95                3.68                   5.01
09/29/2003                1.94                3.80                   4.62
09/30/2003                0.87                3.92                   5.78
10/01/2003                3.13                4.05                   5.83
10/02/2003                3.35                4.05                   5.25
10/03/2003                4.32                4.17                   3.68
10/06/2003                4.78                4.17                   4.07
10/07/2003                5.28                4.29                   3.29
10/08/2003                4.76                4.42                   3.32
10/09/2003                5.27                4.42                   2.85
10/10/2003                5.21                4.67                   3.29
10/13/2003                5.94                4.67                   3.33
10/14/2003                6.36                4.79                   2.56
10/15/2003                6.11                4.91                   2.11
10/16/2003                6.45                5.04                   1.69
10/17/2003                5.36                5.16                   2.26
10/20/2003                5.90                5.29                   2.40
10/21/2003                6.04                5.41                   2.50
10/22/2003                4.46                5.53                   3.22
10/23/2003                4.81                5.29                   2.88
10/24/2003                4.31                5.41                   3.79
10/27/2003                4.54                5.41                   3.38
10/28/2003                6.13                5.53                   3.95
10/29/2003                6.28                5.57                   3.31
10/30/2003                6.19                5.70                   2.81
10/31/2003                6.57                5.82                   3.17
11/03/2003                7.42                5.70                   2.65
11/04/2003                6.83                5.94                   3.16
11/05/2003                6.71                5.94                   2.78
11/06/2003                7.35                5.94                   2.27
11/07/2003                6.88                6.07                   2.03
11/10/2003                6.27                6.07                   1.94
11/11/2003                6.21                6.07                   1.95
11/12/2003                7.47                6.19                   2.36
11/13/2003                7.46                6.44                   3.52
11/14/2003                6.66                6.44                   4.05
11/17/2003                5.98                6.44                   4.44
11/18/2003                5.02                6.57                   4.58
11/19/2003                5.87                6.57                   4.08
11/20/2003                4.98                6.82                   4.70
11/21/2003                5.15                6.94                   4.83
11/24/2003                6.86                6.94                   4.20
11/25/2003                7.05                7.09                   4.53
11/26/2003                7.53                7.09                   4.09
11/27/2003                   0                   0                   4.11
11/28/2003                7.51                7.09                   3.56
12/01/2003                8.73                7.09                   2.93
12/02/2003                8.37                7.34                   3.08
12/03/2003                8.21                7.47                   2.79
12/04/2003                8.72                7.59                   3.16
12/05/2003                7.89                7.97                   4.47
12/08/2003                8.69                7.97                   3.99
12/09/2003                7.76                8.22                   3.36
12/10/2003                7.67                8.47                   3.68
12/11/2003                8.92                8.47                   4.30
12/12/2003                9.21                8.60                   4.29
12/15/2003                8.60                8.60                   4.12
12/16/2003                9.32                8.72                   4.44
12/17/2003                9.47                8.85                   4.81
12/18/2003               10.78                8.97                   5.21
12/19/2003               10.73                9.10                   5.33
12/22/2003               11.16                9.35                   5.10
12/23/2003               11.48                9.35                   4.22
12/24/2003               11.27                9.35                   4.87
12/25/2003                   0                   0                      0
12/26/2003               11.46                9.47                   5.24
12/29/2003               12.89                9.47                   4.62
12/30/2003               12.92                9.47                   4.23
12/31/2003               13.15                9.59                   4.41
01/01/2004                   0                   0                      0
01/02/2004               12.81                9.59                   3.49
01/05/2004               14.21                9.72                   3.41
01/06/2004               14.36               10.10                   4.34
01/07/2004               14.66               10.48                   4.59
01/08/2004               15.23               10.73                   4.60
01/09/2004               14.21               11.23                   5.95
01/12/2004               14.76               11.36                   6.03
01/13/2004               14.15               11.49                   6.49
01/14/2004                15.1               11.74                   6.88
01/15/2004               15.26               11.99                   7.00
01/16/2004               16.05               11.99                   6.65
01/19/2004                   0                   0                   6.69
01/20/2004               15.94               12.12                   6.34
01/21/2004               16.85               12.24                   6.53
01/22/2004               16.48               12.50                   7.10
01/23/2004               16.24               12.75                   6.28
01/26/2004               17.65               12.75                   5.70
01/27/2004               16.49               12.75                   6.18
01/28/2004               14.93               12.46                   5.31
01/29/2004               15.53               12.08                   5.28
01/30/2004               15.23               12.08                   5.80
02/02/2004               15.65               11.95                   5.69
02/03/2004               15.73               11.82                   6.12
02/04/2004               14.78               11.57                   5.96
02/05/2004               14.99               11.19                   5.56
02/06/2004               16.44               11.32                   6.27
02/09/2004               16.16               11.32                   6.49
02/10/2004               16.75               11.32                   6.22
02/11/2004               18.04               11.44                   6.90
02/12/2004               17.47               11.57                   6.60
02/13/2004               16.84               11.70                   6.90
02/16/2004                   0                   0                   6.94
02/17/2004               17.98               11.82                   6.89
02/18/2004               17.47               11.70                   6.90
02/19/2004               16.99               11.70                   6.93
02/20/2004               16.69               11.70                   6.54
02/23/2004               16.37               11.44                   6.93
02/24/2004               16.18               11.44                   7.14
02/25/2004               16.66               11.51                   7.28
02/26/2004               16.82               11.51                   7.03
02/27/2004               16.83               11.76                   7.58
03/01/2004               17.96               11.76                   7.53
03/02/2004               17.26               11.89                   7.08
03/03/2004               17.49               11.89                   6.97
03/04/2004               17.88               11.89                   7.26
03/05/2004               18.09               12.27                   8.99
03/08/2004               17.11               12.40                   9.52
03/09/2004               16.44               12.66                  10.04
03/10/2004               14.74               12.66                   9.92
03/11/2004               13.03               12.53                   9.80
03/12/2004               14.44               12.53                   9.71
03/15/2004               12.80               12.53                   9.65
03/16/2004               13.43               12.40                  10.40
03/17/2004               14.78               12.40                  10.43
03/18/2004               14.63               12.27                   9.89
03/19/2004               13.35               12.27                   9.52
03/22/2004               11.89               12.27                  10.18
03/23/2004               11.74               12.27                  10.25
03/24/2004               11.47               12.27                  10.24
03/25/2004               13.29               12.15                  10.04
03/26/2004               13.18               12.15                   9.14
03/29/2004               14.67               12.25                   8.75
03/30/2004               15.14               12.25                   8.67
03/31/2004               15.07               12.38                   9.22
04/01/2004               15.68               12.50                   8.70
04/02/2004               16.67               12.12                   6.61
04/05/2004               17.56               11.99                   5.98
04/06/2004               17.35               12.12                   6.39
04/07/2004               16.58               12.25                   6.47
04/08/2004               16.46               12.38                   6.21
04/09/2004                   0                   0                   6.22
04/12/2004               17.06               12.25                   5.98
04/13/2004               15.45               11.99                   5.06
04/14/2004               15.33               11.86                   4.71
04/15/2004               15.40               11.86                   4.60
04/16/2004               15.99               11.99                   5.01
04/19/2004               16.11               11.99                   4.88
04/20/2004               14.30               11.99                   4.52
04/21/2004               14.92               11.99                   4.47
04/22/2004               16.54               12.12                   4.93
04/23/2004               16.61               12.12                   4.26
04/26/2004               16.10               12.12                   4.47
04/27/2004               16.36               12.25                   4.69
04/28/2004               14.77               12.13                   4.17
04/29/2004               13.93               12.00                   3.63
04/30/2004               13.26               12.00                   3.92
05/03/2004               14.30               12.00                   3.96
05/04/2004               14.51               11.74                   3.63
05/05/2004               14.73               11.49                   3.43
05/06/2004               13.97               11.10                   3.17
05/07/2004               12.41               10.19                   1.89
05/10/2004               11.23                9.55                   1.82
05/11/2004               12.10                9.42                   1.91
05/12/2004               12.33                9.16                   1.72
05/13/2004               12.25                 8.9                   1.28
05/14/2004               12.19                 8.9                   1.81
05/17/2004               11.01                 8.9                   2.50
05/18/2004               11.77                 8.9                   2.29
05/19/2004               11.50                9.29                   1.88
05/20/2004               11.55                9.29                   2.65
05/21/2004               12.00                9.42                   2.28
05/24/2004               12.19                9.67                   2.50
05/25/2004               14.00                9.67                   2.60
05/26/2004               14.21               10.08                   3.06
05/27/2004               14.87               10.34                   3.76
05/28/2004               14.81               10.34                   3.24
05/31/2004                   0                   0                   3.27
06/01/2004               14.87               10.21                   2.87
06/02/2004               15.29               10.21                   2.68
06/03/2004               14.44               10.21                   2.83
06/04/2004               15.04               10.21                   2.31
06/07/2004               16.88               10.21                   2.45
06/08/2004               17.07               10.34                   2.43
06/09/2004               15.97               10.34                   2.09
06/10/2004               16.50               10.47                   2.24
06/11/2004                   0                   0                   2.25
06/14/2004               15.38               10.34                   1.71
06/15/2004               16.08               10.60                   3.19
06/16/2004               16.24               10.60                   2.84
06/17/2004               16.08               10.73                   3.16
06/18/2004               16.39               10.99                   3.04
06/21/2004               15.91               10.99                   3.23
06/22/2004               16.33               11.12                   3.10
06/23/2004               17.32               11.25                   3.20
06/24/2004               16.99               11.38                   3.64
06/25/2004               16.36               11.51                   3.63
06/28/2004               16.26               11.40                   2.91
06/29/2004               16.56               11.40                   3.30
06/30/2004               17.05               11.66                   3.99
07/01/2004               15.83               11.80                   4.38
07/02/2004               15.47               12.06                   5.21
07/05/2004                   0                   0                   5.25
07/06/2004               14.53               12.06                   5.14
07/07/2004               14.78               12.19                   5.19
07/08/2004               13.84               12.32                   5.24
07/09/2004               14.22               12.32                   5.28
07/12/2004               14.38               12.32                   5.50
07/13/2004               14.47               12.45                   5.22
07/14/2004               14.10               12.58                   5.20
07/15/2004               13.61               12.58                   5.19
07/16/2004               13.06               12.97                   6.21
07/19/2004               13.01               13.10                   6.26
07/20/2004               13.81               12.97                   5.54
07/21/2004               12.30               12.84                   5.27
07/22/2004               12.61               12.84                   5.49
07/23/2004               11.52               12.84                   5.72
07/26/2004               11.30               12.71                   5.43
07/27/2004               12.40               12.32                   4.45
07/28/2004               12.49               12.31                   4.55
07/29/2004               13.03               12.31                   4.65
07/30/2004               13.16               12.44                   5.47

                          [END CHART]

                 By April 2004, it was clear that hiring and capital spending had begun to improve. In the face of strengthening economic conditions, the patience of the Federal Reserve Board (the
                 Fed) was finally exhausted. For the first time in four years, the Fed raised short-term interest rates in June 2004, by a quarter-percent to 1.25%, stating that future increases would be "measured" so long as the economy continued to meet expectations. Investors took note of the improving business climate and bid up the price of high-yield securities. (Like other bonds, the yield of a high-yield bond falls when prices rise.) The high-yield market experienced double-digit returns over the period, double the return of 10-year Treasuries, and slightly lower than stocks but with less volatility.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We do not believe that investors should take risks for which they are not adequately compensated. During the high-yield rally,

                 REFER TO PAGE 8 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 investors who wanted to maintain their yield under these conditions had to take on a growing, and in our opinion, an inappropriate, level of risk. To position your Fund in sectors with attractive returns and reasonable margins of safety, we relied - and continue to rely - on the insights and expertise of our research team. Using our disciplined approach, we sold holdings that seemed over-valued and increased our exposure to sectors that appeared to offer attractive potential returns, including insurance company notes and secured airline bonds.

WHAT IS THE OUTLOOK FOR THE MARKET?

                 In the months ahead, investors are expected to focus on the U.S. elections, geopolitical threats, and stubbornly mixed economic news. Although we remain guardedly optimistic about the economic recovery, it is still too early to gauge the impact of higher energy costs. In the months ahead, we believe that high- yield investors should expect most of their return to come from the income provided by the Fund, which is competitive when compared to other financial assets. As always, investors should remain disciplined and hold diversified portfolios. We continue to believe that high-yield securities will be beneficial to these diversification efforts.

                 Thank you for the confidence you have placed in us. We will continue to work hard on your behalf.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------
                  TOP 10 HOLDINGS
                 (% of Net Assets)
---------------------------------------------------
Ahold Lease USA, Inc.,
   Pass-Through Certificates,
   Series 2001, Class A-1                     2.6%

Farm Credit Bank of Texas,
   Series 1, 7.56% (Perpetual
   Preferred)                                 2.2%

Leucadia National Corp., Senior
   Subordinated Notes                         2.2%

PEMEX Finance Ltd., Notes                     1.7%

American Airlines, Inc.,
   Pass-Through Certificates,
   Series 2001-1, Class A-2, EETC             1.5%

AFC Capital Trust I, Guaranteed
   Notes, Series B                            1.3%

Charter Communications Holdings
   LLC, Senior Discount Notes,
   13.50%, 1/15/2006                          1.3%

First American Capital Trust I,
   cumulative redeemable
   (Preferred)                                1.2%

Markel Capital Trust I, Capital
   Securities, Series B                       1.1%

Southwestern Energy Co. MTN                   1.1%
---------------------------------------------------

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-29.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                ASSET ALLOCATION
                    7/31/2004

          [PIE CHART OF ASSET ALLOCATION]

Financials                                    19.1%
Consumer Discretionary                        15.6%
Industrials                                   14.2%
Materials                                     11.1%
Consumer Staples                               8.8%
Telecommunication Services                     8.4%
Energy                                         7.2%
Utilities                                      4.4%
Information Technology                         1.9%
Health Care                                    1.5%
Municipals                                     0.5%
Other*                                        14.5%

                  [END CHART]

                 *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
=======================---------------------------------------------------------
                        Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF USAA HIGH-YIELD OPPORTUNITIES FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA High-Yield Opportunities Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors whose report dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA High-Yield Opportunities Fund as of July 31, 2004, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 September 10, 2004

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                      COUPON                         VALUE
    (000)     SECURITY                                                           RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (71.3%)

              AEROSPACE & DEFENSE (1.0%)
   $1,250     BE Aerospace, Inc., Senior Subordinated
                Notes, Series B(h)                                               8.88%       5/01/2011     $  1,216
      500     K & F Industries, Inc., Senior Subordinated
                Notes, Series B                                                  9.63       12/15/2010          547
                                                                                                           --------
                                                                                                              1,763
                                                                                                           --------
              AGRICULTURAL PRODUCTS (0.6%)
      250     Hines Nurseries, Inc., Senior Notes                               10.25       10/01/2011          271
      750     Seminis Vegetable Seeds, Inc., Senior
                Subordinated Notes                                              10.25       10/01/2013          825
                                                                                                           --------
                                                                                                              1,096
                                                                                                           --------
              ALTERNATIVE CARRIERS (0.3%)
      750     Level 3 Financing, Inc., Senior Notes(a)                          10.75       10/15/2011          645
                                                                                                           --------
              APPAREL, ACCESSORIES, & LUXURY GOODS (1.3%)
      250     Finlay Fine Jewelry Corp., Senior Notes(a)                         8.38        6/01/2012          264
      500     Kellwood Co., Debentures                                           7.63       10/15/2017          537
      500     Kellwood Co., Senior Notes                                         7.88        7/15/2009          554
      500     Oxford Industries, Inc., Senior Notes(a)                           8.88        6/01/2011          534
      500     St. John Knits International, Inc., Senior
                Subordinated Notes                                              12.50        7/01/2009          536
                                                                                                           --------
                                                                                                              2,425
                                                                                                           --------
              APPAREL RETAIL (0.2%)
      325     William Carter Co., Senior Subordinated
                Notes, Series B                                                 10.88        8/15/2011          367
                                                                                                           --------
              AUTO PARTS & EQUIPMENT (0.3%)
      500     Dana Corp., Senior Notes                                          10.13        3/15/2010          571
                                                                                                           --------
              BROADCASTING & CABLE TV (4.8%)
      750     Adelphia Communications Corp., Senior
                Notes, Series B(b)                                               9.88        3/01/2007          651
    1,000     Charter Communications Holdings II,
                Senior Notes                                                    10.25        9/15/2010        1,007
    3,500     Charter Communications Holdings LLC,
                Senior Discount Notes, 13.50%,
                1/15/2006(h)                                                    16.35(e)     1/15/2011        2,432

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                      COUPON                         VALUE
    (000)     SECURITY                                                           RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------------
   $1,126     Charter Communications, Inc.,
                Subordinated Notes, Convertible Bond(h)                          5.75%      10/15/2005     $  1,029
    1,000     Insight Communications, Inc., Senior
                Discount Notes, 12.25%, 2/15/2006(h)                             9.89(e)     2/15/2011          880
      500     Mediacom Broadband LLC, Senior Notes                              11.00        7/15/2013          518
    1,500     Mediacom LLC, Senior Notes(h)                                      7.88        2/15/2011        1,402
    1,000     RCN Corp., Senior Notes(b)                                        10.00       10/15/2007          545
      325     Salem Communications Holding Corp.,
                Senior Subordinated Notes, Series B                              9.00        7/01/2011          358
                                                                                                           --------
                                                                                                              8,822
                                                                                                           --------
              CASINOS & GAMING (1.0%)
      500     Argosy Gaming Co., Senior Subordinated
                Notes                                                            9.00        9/01/2011         557
      250     Herbst Gaming, Inc., Senior Subordinated
                Notes(a)                                                         8.13        6/01/2012         249
      500     Inn of the Mountain Gods, Senior Notes                            12.00       11/15/2010         553
      500     Pinnacle Entertainment, Inc., Senior
                Subordinated Notes                                               8.75        10/01/2013        496
                                                                                                           --------
                                                                                                              1,855
                                                                                                           --------
              COMMERCIAL PRINTING (0.6%)
    1,000     Cenveo Corp., Senior Notes                                         9.63        3/15/2012        1,083
                                                                                                           --------
              COMMODITY CHEMICALS (0.7%)
    1,250     Lyondell Chemical Co., Senior
                Subordinated Notes(h)                                           10.88        5/01/2009        1,306
                                                                                                           --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.3%)
    1,000     Case Corp., Notes                                                  7.25        1/15/2016          925
      500     Terex Corp., Senior Subordinated Notes                             7.38        1/15/2014          502
    1,000     United Rentals North America, Inc.,
                Senior Subordinated Notes(h)                                     7.75       11/15/2013          970
                                                                                                           --------
                                                                                                              2,397
                                                                                                           --------
              CONSTRUCTION MATERIALS (0.3%)
      500     Mueller Group, Inc., Senior Subordinated
                Notes(a)                                                         10.00        5/01/2012         528
                                                                                                           --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
     500      Iron Mountain, Inc., Senior Subordinated
                Notes                                                            7.75        1/15/2015          516
                                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                      COUPON                         VALUE
    (000)     SECURITY                                                           RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------------
              DISTRIBUTORS (0.3%)
   $  500     Adesa, Inc., Senior Subordinated Notes                             7.63%       6/15/2012     $    511
                                                                                                           --------
              DIVERSIFIED CHEMICALS (1.3%)
      750     Equistar Chemical, Senior
                Unsecured Notes                                                 10.63        5/01/2011          829
      500     FMC Corp., Senior Secured Notes                                   10.25       11/01/2009          581
      500     Huntsman ICI Chemicals LLC, Senior
               Subordinated Notes(h)                                            10.13        7/01/2009          511
    1,000     Huntsman International Holdings LLC,
                Senior Discount Notes(h)                                        12.55(l)    12/31/2009          500
                                                                                                           --------
                                                                                                              2,421
                                                                                                           --------
              DIVERSIFIED COMMERCIAL SERVICES (1.5%)
      500     Brickman Group Ltd., Senior Subordinated
                Notes, Series B                                                 11.75       12/15/2009          580
      500     Coinmach Corp., Senior Notes                                       9.00        2/01/2010          510
    1,152     KinderCare Learning Center, Inc., Senior
                Subordinated Notes(d)                                            9.50        2/15/2009        1,156
      500     Stewart Enterprises, Inc., Senior
                Subordinated Notes                                              10.75        7/01/2008          558
                                                                                                           --------
                                                                                                              2,804
                                                                                                           --------
              DIVERSIFIED METALS & MINING (0.9%)
      625     Compass Minerals Group, Inc., Guaranteed
                Senior Subordinated Notes                                       10.00        8/15/2011          697
      500     Peabody Energy Corp., Senior Notes(a)                              5.88        4/15/2016          465
      500     Peabody Energy Corp., Senior Notes,
                Series B                                                         6.88        3/15/2013          515
                                                                                                           --------
                                                                                                              1,677
                                                                                                           --------
              DRUG RETAIL (1.1%)
    1,000     Jean Coutu Group, Inc., Senior
                Subordinated Notes(a)                                            8.50        8/01/2014          998
    1,000     Rite Aid Corp., Senior Secured Notes                               8.13        5/01/2010        1,047
                                                                                                           --------
                                                                                                              2,045
                                                                                                           --------
              ELECTRIC UTILITIES (1.7%)
      946     FPL Energy Wind Funding LLC, Notes(a)                              6.88        7/27/2017          925
    1,000     Monongahela Power Co., First Mortgage
                Bond(a)                                                          6.70        6/15/2014        1,024
    1,000     TECO Energy, Inc., Senior Notes                                   10.50       12/01/2007        1,150
                                                                                                           --------
                                                                                                              3,099
                                                                                                           --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                      COUPON                         VALUE
    (000)     SECURITY                                                           RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
   $  500     General Cable Corp., Senior Notes                                  9.50%      11/15/2010     $    550
      500     UCAR Finance, Inc., Senior Notes                                  10.25        2/15/2012          565
                                                                                                           --------
                                                                                                              1,115
                                                                                                           --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
      750     Itron, Inc., Senior Subordinated Notes(a)                          7.75        5/15/2012          756
                                                                                                           --------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
      500     IMC Global, Inc., Debentures                                       6.88        7/15/2007          520
      500     IMC Global, Inc., Senior Notes                                    10.88        8/01/2013          612
                                                                                                           --------
                                                                                                              1,132
                                                                                                           --------
              GAS UTILITIES (0.3%)
      500     Southern Star Central Corp., Senior
                Secured Notes                                                    8.50        8/01/2010          541
                                                                                                           --------
              HEALTH CARE EQUIPMENT (0.3%)
      500     Insight Health Services Corp., Senior
                Subordinated Notes, Series B                                     9.88       11/01/2011          541
                                                                                                           --------
              HEALTH CARE FACILITIES (0.6%)
      500     Triad Hospitals, Inc., Senior Subordinated
                Notes                                                            7.00       11/15/2013          494
      500     United Surgical Partners, Inc., Senior
                Subordinated Notes                                              10.00       12/15/2011          570
                                                                                                           --------
                                                                                                              1,064
                                                                                                           --------
              HEALTH CARE SUPPLIES (0.6%)
      500     Fisher Scientific International, Inc.,
                Senior Subordinated Notes(a,c)                                   6.75        8/15/2014          503
      500     Medex, Inc., Senior Subordinated Notes                             8.88        5/15/2013          532
                                                                                                           --------
                                                                                                              1,035
                                                                                                           --------
              HOME FURNISHINGS (0.3%)
      500     Interface, Inc., Senior Notes                                     10.38        2/01/2010          563
                                                                                                           --------
              HOTELS, RESORTS, & CRUISE LINES (0.3%)
      500     Royal Caribbean Cruises Ltd., Senior Notes                         8.00        5/15/2010          545
                                                                                                           --------
              HOUSEHOLD APPLIANCES (0.2%)
      427     Windmere-Durable Holdings, Inc., Senior
                Subordinated Notes                                              10.00        7/31/2008          431
                                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                      COUPON                         VALUE
    (000)     SECURITY                                                           RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS (0.4%)
   $1,000     JohnsonDiversey Holdings Inc., Senior
                Discount Notes, 10.67%, 5/15/2007                               10.94%(e)    5/15/2013     $    780
                                                                                                           --------
              INDUSTRIAL MACHINERY (1.0%)
      250     Manitowoc Co., Inc., Senior Notes                                  7.13       11/01/2013          256
    1,000     Manitowoc Co., Inc., Senior Subordinated
                Notes                                                           10.50        8/01/2012        1,145
      500     Valmont Industries, Inc., Senior
                Subordinated Notes(a)                                            6.88        5/01/2014          500
                                                                                                           --------
                                                                                                              1,901
                                                                                                           --------
              INTEGRATED TELECOMMUNICATION SERVICES (3.2%)
    1,500     LCI International, Inc., Senior Notes(d)                           7.25        6/15/2007        1,372
      250     Northwestern Bell Telephone Co.,
                Debentures                                                       6.25        1/01/2007          252
    1,000     Qwest Capital Funding, Inc., Debentures                            6.88        7/15/2028          730
    1,000     Qwest Capital Funding, Inc., Notes(h)                              7.25        2/15/2011          865
    1,000     Qwest Communications International, Inc.,
                Senior Notes(a)                                                  7.50        2/15/2014          938
      500     Qwest Services Corp., Senior Subordinated
                Secured Notes(a)                                                13.00       12/15/2007          573
    1,000     Qwest Services Corp., Senior Subordinated
                Secured Notes(a)                                                14.00       12/15/2014        1,205
                                                                                                           --------
                                                                                                              5,935
                                                                                                           --------
              LEISURE FACILITIES (0.9%)
    1,000     Bally Total Fitness Holding Corp.,
                Senior Notes                                                    10.50        7/15/2011          980
    1,500     Town Sports International Holdings, Inc.,
                Senior Discount Notes, 11.00%,
                2/01/2009(a)                                                    11.00(e)     2/01/2014          697
                                                                                                           --------
                                                                                                              1,677
                                                                                                           --------
              LEISURE PRODUCTS (0.3%)
      250     K2, Inc., Senior Notes(a)                                          7.38        7/01/2014          257
      250     True Temper Sports, Inc., Senior
                Subordinated Notes                                               8.38        9/15/2011          254
                                                                                                           --------
                                                                                                                511
                                                                                                           --------
              LIFE & HEALTH INSURANCE (1.1%)
    1,000     AAG Holding Co., Inc., Senior Notes                                6.88        6/01/2008        1,044
    1,000     Americo Life, Inc., Senior Notes(a)                                7.88        5/01/2013        1,014
                                                                                                           --------
                                                                                                              2,058
                                                                                                           --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                      COUPON                         VALUE
    (000)     SECURITY                                                           RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------------
              MARINE (0.3%)
   $  500     CP Ships Ltd., Senior Notes                                       10.38%       7/15/2012     $    570
                                                                                                           --------
              METAL & GLASS CONTAINERS (1.4%)
      500     Crown Cork & Seal S.A., Senior Secured
                Notes                                                            9.50        3/01/2011          553
      500     Owens-Brockway Glass Container, Senior
                Secured Notes                                                    8.88        2/15/2009          545
      250     Tekni-Plex, Inc., Senior Secured Notes(a)                          8.75       11/15/2013          243
    1,250     Tekni-Plex, Inc., Senior Subordinated Notes,
                Series B                                                        12.75        6/15/2010        1,225
                                                                                                           --------
                                                                                                              2,566
                                                                                                           --------
              MOVIES & ENTERTAINMENT (1.5%)
      500     Cinemark USA, Inc., Senior Subordinated
                Notes                                                            9.00        2/01/2013          550
    1,000     IMAX Corp., Senior Notes(a,h)                                      9.63       12/01/2010          970
      500     LCE Acquisition Corp., Senior Subordinated
                Notes(a)                                                         9.00        8/01/2014          498
      750     Lodgenet Entertainment Corp., Senior
                Subordinated Notes                                               9.50        6/15/2013          823
                                                                                                           --------
                                                                                                              2,841
                                                                                                           --------
              MULTI-LINE INSURANCE (4.1%)
    2,500     AFC Capital Trust I, Guaranteed Notes,
                Series B                                                         8.21        2/03/2027        2,462
    2,000     Farmers Exchange Capital, Surplus
                Notes(a)                                                         7.05        7/15/2028        1,965
    1,700     Farmers Insurance Exchange, Surplus
                Notes(a)                                                         8.63        5/01/2024        1,933
    1,000     Royal & Sun Alliance, Inc., Senior
                Subordinated Notes                                               8.95       10/15/2029        1,135
                                                                                                           --------
                                                                                                              7,495
                                                                                                           --------
              MULTI-SECTOR HOLDINGS (2.2%)
    4,000     Leucadia National Corp., Senior
                Subordinated Notes(d)                                            8.65        1/15/2027        4,037
                                                                                                           --------

              MULTI-UTILITIES & UNREGULATED POWER (1.9%)
    1,500     Calpine Canada Energy Finance, Senior
                Notes(h)                                                         8.50       5/01/2008           945
      250     MSW Energy Holdings II LLC, Senior
                Secured Notes, Series B                                          7.38       9/01/2010           256


 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                      COUPON                         VALUE
    (000)     SECURITY                                                           RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------------
   $  250     MSW Energy Holdings LLC, Senior Secured
                Notes, Series B                                                  8.50%       9/01/2010     $    269
    1,000     NRG Energy, Inc., Second Priority Senior
                Secured Notes(a)                                                 8.00       12/15/2013        1,030
    1,000     Sierra Pacific Resources, Senior Notes(a)                          8.63        3/15/2014        1,038
                                                                                                           --------
                                                                                                              3,538
                                                                                                           --------
              OFFICE ELECTRONICS (0.4%)
      500     Xerox Corp., Senior Notes                                          7.63        6/15/2013          515
      250     Xerox Corp., Senior Notes                                         10.25        1/15/2009          286
                                                                                                           --------
                                                                                                                801
                                                                                                           --------
              OIL & GAS EQUIPMENT & SERVICES (0.9%)
      750     Dresser, Inc., Senior Notes                                        9.38        4/15/2011          814
      500     Hanover Compressor Co., Subordinated Notes                        10.80(l)     3/31/2007          406
      500     Hanover Equipment Trust, Senior Secured
                Notes, Series 2001A                                              8.50        9/01/2008          532
                                                                                                           --------
                                                                                                              1,752
                                                                                                           --------
              OIL & GAS EXPLORATION & PRODUCTION (1.8%)
      750     Energy Partners Ltd., Senior Unsecured
                Notes                                                            8.75        8/01/2010          799
      250     KCS Energy, Inc., Senior Notes(a)                                  7.13        4/01/2012          251
      250     Plains Exploration & Production Co.,
                Senior Notes(a)                                                  7.13        6/15/2014          259
    2,000     Southwestern Energy Co., MTN(d)                                    7.63        5/01/2027(n)     2,090
                                                                                                           --------
                                                                                                              3,399
                                                                                                           --------
              OIL & GAS REFINING & MARKETING & TRANSPORTATION (2.8%)
      750     OMI Corp., Senior Notes                                            7.63       12/01/2013          742
      500     Overseas Shipholding Group, Inc., Senior
                Notes                                                            8.25        3/15/2013          530
    1,000     Pacific Energy Partners, LP, Senior
                Notes(a)                                                         7.13        6/15/2014        1,035
    2,000     Tennessee Gas Pipeline Co., Debentures                             7.00       10/15/2028        1,770
      500     Transcontinental Gas Pipeline Corp., Senior
                Notes, Series B                                                  8.88        7/15/2012          590
      500     Williams Companies, Inc., Senior Notes                             8.63        6/01/2010          564
                                                                                                           --------
                                                                                                              5,231
                                                                                                           --------
              PACKAGED FOODS & MEAT (1.9%)
      500     Del Monte Corp., Senior Subordinated
                Notes                                                            8.63       12/15/2012          545
      500     Del Monte Corp., Senior Subordinated
                Notes, Series B                                                  9.25        5/15/2011          547

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                      COUPON                         VALUE
    (000)     SECURITY                                                           RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------------
   $  250     Merisant Co., Senior Subordinated Notes(a)                         9.50%       7/15/2013     $    268
      500     Michael Foods, Inc., Senior Subordinated
                Notes                                                            8.00       11/15/2013          523
    1,000     Pilgrims Pride Corp., Senior Subordinated
                Notes                                                            9.25       11/15/2013        1,085
      500     Reddy Ice Group, Inc., Senior Subordinated
                Notes                                                            8.88        8/01/2011          532
                                                                                                           --------
                                                                                                              3,500
                                                                                                           --------
              PAPER PACKAGING (0.7%)
      250     Graphic Packaging Corp., Senior
                Subordinated Notes                                               8.63        2/15/2012          265
      500     Graphic Packaging International, Inc.,
                Senior Subordinated Notes                                        9.50        8/15/2013          550
      500     Longview Fibre Co., Senior Subordinated
                Notes                                                           10.00        1/15/2009          547
                                                                                                           --------
                                                                                                              1,362
                                                                                                           --------
              PAPER PRODUCTS (0.3%)
      500     Potlatch Corp., Senior Subordinated
                Notes(d)                                                        10.00        7/15/2011          561
                                                                                                           --------
              PERSONAL PRODUCTS (1.6%)
    1,100     Chattem, Inc., Senior Subordinated Notes                           7.00        3/01/2014        1,064
      750     Elizabeth Arden, Inc., Senior Subordinated
                Notes                                                            7.75        1/15/2014          771
    1,000     Jafra Cosmetics International, Inc., Senior
                Subordinated Notes                                              10.75        5/15/2011        1,110
                                                                                                           --------
                                                                                                              2,945
                                                                                                           --------
              PROPERTY & CASUALTY INSURANCE (4.5%)
    2,000     First American Capital Trust I                                     8.50        4/15/2012        2,244
    1,000     Kingsway America, Inc., Senior Notes(a)                            7.50        2/01/2014          987
    2,000     Markel Capital Trust I, Capital Securities,
                Series B                                                         8.71        1/01/2046        2,104
    1,000     Ohio Casualty Corp., Notes                                         7.30        6/15/2014        1,014
    2,000     Zenith National Insurance Capital Trust(a,d)                       8.55        8/01/2028        1,870
                                                                                                           --------
                                                                                                              8,219
                                                                                                           --------
             PUBLISHING (1.3%)
     500     Advanstar Communications, Inc., Second
               Priority Senior Secured Exchange Notes                           10.75        8/15/2010          555
     500     Houghton Mifflin Co., Senior Subordinated
               Notes                                                             9.88        2/01/2013          516

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                      COUPON                         VALUE
    (000)     SECURITY                                                           RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------------
   $  500     Penton Media, Inc., Senior Secured Notes                          11.88%      10/01/2007     $    508
      750     Vertis, Inc., Senior Notes, Series B(h)                           10.88        6/15/2009          823
                                                                                                           --------
                                                                                                              2,402
                                                                                                           --------
              REAL ESTATE INVESTMENT TRUSTS (2.0%)
      500     Crescent Real Estate Equities Co., Senior
                Notes                                                            9.25        4/15/2009          527
      111     Felcor Lodging LP, Senior Notes                                   10.00        9/15/2008          118
      500     Host Marriott LP, Senior Notes                                     7.13       11/01/2013          500
      500     Host Marriott LP, Senior Unsecured
                Notes, Series I                                                  9.50        1/15/2007          550
      500     Thornburg Mortgage, Inc., Senior Notes                             8.00        5/15/2013          508
      400     TriNet Corporate Realty Trust, Inc., Notes                         7.95        5/15/2006          423
    1,000     TriNet Corporate Realty Trust, Inc., Senior
                Notes                                                            7.70        7/15/2017        1,057
                                                                                                           --------
                                                                                                              3,683
                                                                                                           --------
              REINSURANCE (1.1%)
    2,000     PXRE Capital Trust I, Pass-Through Certificates                    8.85        2/01/2027        1,990
                                                                                                           --------
              RESTAURANTS (0.9%)
      750     Friendly Ice Cream Corp., Senior Notes                             8.38        6/15/2012          709
    1,000     Sbarro, Inc., Senior Notes(h)                                     11.00        9/15/2009          885
                                                                                                           --------
                                                                                                              1,594
                                                                                                           --------
              SEMICONDUCTOR EQUIPMENT (0.4%)
      325     AMI Semiconductor, Inc., Senior
                Subordinated Notes                                              10.75        2/01/2013          380
      500     Amkor Technology, Inc., Senior Notes                               7.13        3/15/2011          434
                                                                                                           --------
                                                                                                                814
                                                                                                           --------
              SPECIALTY CHEMICALS (2.1%)
      500     ISP Chemco, Inc., Senior Subordinated
                Notes, Series B                                                 10.25        7/01/2011          560
      550     Kraton Polymers LLC/CAP, Senior
                Subordinated Notes(a)                                            8.13        1/15/2014          561
    1,000     Nalco Co., Senior Subordinated Notes(a)                            8.88       11/15/2013        1,050
      500     Pliant Corp., Senior Secured Notes                                11.13        9/01/2009          542
      500     Rockwood Specialties Group, Inc., Senior
                Subordinated Notes                                              10.63        5/15/2011          543
      500     Terra Capital, Inc., Senior Notes                                 11.50        6/01/2010          552
                                                                                                           --------
                                                                                                              3,808
                                                                                                           --------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                      COUPON                         VALUE
    (000)     SECURITY                                                           RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------------
              SPECIALTY STORES (0.6%)
    $ 500      General Nutrition Center, Senior
                Subordinated Notes(a)                                            8.50%      12/01/2010     $    513
      500     Petro Stopping Centers, LP, Senior Notes                           9.00        2/15/2012          511
                                                                                                           --------
                                                                                                              1,024
                                                                                                           --------
              STEEL (1.0%)
    1,500     AK Steel Holding Corp., Senior Notes                               7.75        6/15/2012        1,395
      325     U.S. Steel LLC, Senior Notes                                      10.75        8/01/2008          377
                                                                                                           --------
                                                                                                              1,772
                                                                                                           --------
              TOBACCO (0.3%)
      500     Dimon, Inc., Senior Notes                                          7.75        6/01/2013          469
                                                                                                           --------
              TRUCKING (0.3%)
      500     Greyhound Lines, Inc., Senior Subordinated
                Notes, Series B                                                 11.50        4/15/2007          498
                                                                                                           --------
              WIRELESS TELECOMMUNICATION SERVICES (4.4%)
    1,000     Alamosa, Inc., Senior Discount Notes,
                12.00%, 7/31/2005                                                9.72(e)     7/31/2009          987
      500     American Cellular Corp., Senior Notes,
                Series B                                                        10.00        8/01/2011          438
    1,000     American Tower Corp., Senior Notes(a)                              7.50        5/01/2012          987
      500     Centennial Communications Corp.,
                Guaranteed Senior Notes                                         10.13        6/15/2013          519
      500     Crown Castle International Corp.,
                Senior Notes                                                     7.50       12/01/2013          502
      500     Crown Castle International Corp., Senior
                Notes, Series B                                                  7.50       12/01/2013          503
      500     IPCS Escrow Co., Senior Notes(a)                                  11.50        5/01/2012          519
      500     MetroPCS, Inc., Senior Notes                                      10.75       10/01/2011          513
      250     Nextel Partners, Inc., Senior Notes                                8.13        7/01/2011          261
      468     Nextel Partners, Inc., Senior Notes                               12.50       11/15/2009          548
      500     Panamsat Corp., Senior Notes(a,c)                                  9.00        8/15/2014          509
    1,000     Rural Cellular Corp., Senior Secured
                Notes(a)                                                         8.25        3/15/2012        1,032
    1,000     SBA Telecom, Inc., Senior Discount Notes,
                9.75%, 12/15/2007                                                9.75(e)    12/15/2011          762
                                                                                                           --------
                                                                                                              8,080
                                                                                                           --------
              Total corporate obligations (cost: $126,104)                                                  131,467
                                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                  (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                      COUPON                         VALUE
    (000)     SECURITY                                                           RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------------
              EURODOLLAR AND YANKEE OBLIGATIONS (9.6%)

              BROADCASTING & CABLE TV (0.3%)
   $  500     NTL Cable plc, Senior Notes
                (United Kingdom)(a,h)                                            8.75%       4/15/2014     $    530
                                                                                                           --------

              COMMODITY CHEMICALS (0.6%)
    1,000     BCP Caylux Holdings SCA, Senior
                Subordinated Notes (Germany)(a)                                  9.63        6/15/2014        1,042
                                                                                                           --------

              ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
      500     Fimep S.A., Senior Notes (France)                                 10.50        2/15/2013          578
                                                                                                           --------

              FOOD RETAIL (2.6%)
    4,729     Ahold Lease USA, Inc., Pass-Through
                Certificates, Series 2001, Class A-1
                (Netherlands)                                                    7.82        1/02/2020        4,788
                                                                                                           --------

              FOREST PRODUCTS (0.6%)
    1,000     Riverside Forest Products, Ltd., Senior
                Notes (Canada)(a)                                                7.88        3/01/2014        1,047
                                                                                                           --------

              HOTELS, RESORTS, & CRUISE LINES (0.4%)
      250     Intrawest Corp., Senior Notes (Canada)                             7.50       10/15/2013          252
      500     Intrawest Corp., Senior Notes (Canada)                            10.50        2/01/2010          542
                                                                                                           --------
                                                                                                                794
                                                                                                           --------
              INTEGRATED OIL & GAS (1.7%)
    3,000     PEMEX Finance Ltd., Notes (Mexico)                                 8.02        5/15/2007        3,199
                                                                                                           --------

              MARINE (0.3%)
      500     Stena AB, Senior Notes (Sweden)                                    9.63       12/01/2012          553
                                                                                                           --------

              PAPER PACKAGING (0.3%)
      500     JSG Funding plc, Senior Notes (Ireland)                            9.63       10/01/2012          564
                                                                                                           --------

              PAPER PRODUCTS (0.3%)
      500     Cascades, Inc., Senior Notes (Canada)                              7.25        2/15/2013          513
                                                                                                           --------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                      COUPON                         VALUE
    (000)     SECURITY                                                           RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------------
              PUBLISHING (0.7%)
   $1,125     Hollinger Participation, Senior Notes
                (Canada)(a,o)                                                   12.13%      11/15/2010     $  1,322
                                                                                                           --------

              RAILROADS (1.1%)
    2,000     TFM S.A. de C.V., Senior Discount
                Debentures (Mexico)(d)                                          11.75        6/15/2009        1,990
                                                                                                           --------

              SEMICONDUCTORS (0.4%)
      750     New Asat Finance Ltd., Senior Notes
                (Hong Kong)(a)                                                   9.25        2/01/2011          727
                                                                                                           --------
              Total eurodollar and yankee obligations
                (cost: $16,915)                                                                              17,647
                                                                                                           --------

              ASSET-BACKED SECURITIES (5.9%)

              AIRLINES
              America West Airlines, Inc., Pass-Through Certificates,
    1,660       Series 1998-1, Class A                                           6.87        1/02/2017        1,632
    1,273       Series 1998-1, Class B(d)                                        7.12        1/02/2017        1,069
    3,000     American Airlines, Inc., Pass-Through
                Certificates, Series 2001-1, Class A-2,
                EETC(h)                                                          6.82        5/23/2011        2,676
    1,693     Continental Airlines, Inc., Pass-Through
                Certificates, Series 2000-2, Class A-1                           7.71        4/02/2021        1,647
    2,000     Delta Air Lines, Inc., Pass-Through
                Certificates, Series 2001, Class A-2,
                EETC(h)                                                          7.11        9/18/2011        1,820
              Northwest Airlines, Inc., Pass-Through Certificates,
    2,000       Series 2001-1, Class A-2(h)                                      6.84       10/01/2012        1,909
      206       Series 1999-2C, EETC                                             8.30        9/01/2010          175
                                                                                                           --------
              Total asset-backed securities (cost: $11,202)                                                  10,928
                                                                                                           --------

              MUNICIPAL OBLIGATION (0.5%)

              SPECIAL ASSESSMENT/TAX/FEE
    1,000     Short Pump Town Center Community
                Development Auth., VA, RB(a)
                (cost: $1,000)                                                   6.26        2/01/2009          984
                                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                      COUPON                         VALUE
    (000)     SECURITY                                                           RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------------
              COMMERCIAL MORTGAGE-BACKED SECURITY (0.2%)

              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITY(f)
   $9,584     CS First Boston Corp., Series 1998-C1,
                Class AX (acquired 6/13/2003; cost: $466)(g)
                (cost: $392)                                                    1.01%       5/17/2040      $    414
                                                                                                           --------

   NUMBER
OF SHARES
---------
              STOCKS, WARRANTS, AND CERTIFICATES (5.2%)

              AGRICULTURAL PRODUCTS (0.3%)
    5,000     Dairy Farmers of America, Inc., 7.875%,
                cumulative redeemable (Perpetual
                Preferred)(a)                                                                                   512
                                                                                                           --------
              BROADCASTING & CABLE TV (0.0%)(q)
      250     Ono Finance plc, Equity Value Certificates
                (United Kingdom) (aquired 7/16/2001;
                cost: $0)(a,g,k)*                                                                                 -
                                                                                                           --------
              ELECTRIC UTILITIES (0.5%)
   15,000     American Electric Power Co., Inc.                                                                 467
   20,000     Great Plains Energy, Inc.*                                                                        488
                                                                                                           --------
                                                                                                                955
                                                                                                           --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.0%)(q)
      500     Asat Finance LLC, Warrants*(a)                                                                      -
                                                                                                           --------
              REAL ESTATE INVESTMENT TRUSTS (1.7%)
   20,000     Gables Residential Trust "D", 7.50%,
                cumulative redeemable (Preferred)                                                               526
   25,000     Maguire Properties, Inc.                                                                          618
   20,000     Maguire Properties, Inc., Series A, 7.625%,
                cumulative redeemable (Preferred)                                                               483
   20,000     New Plan Excel Realty Trust, Inc.,
                depositary shares "E", 7.625%,
                cumulative redeemable (Preferred)                                                               516
   20,000     Parkway Properties, Inc., Series D, 8.00%,
                cumulative redeemable (Preferred)                                                               523
   20,000     SL Green Realty Corp., Series C (Preferred)                                                       510
                                                                                                           --------
                                                                                                              3,176
                                                                                                           --------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                      COUPON                         VALUE
    (000)     SECURITY                                                           RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------------
              REGIONAL BANKS (2.2%)
 4,000,000    Farm Credit Bank of Texas, Series 1, 7.56%
                (Perpetual Preferred)                                                                      $  4,055
                                                                                                           --------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    20,000    Crown Castle International Corp., 6.25%,
                cumulative redeemable (Preferred)(o)                                                            930
       500    Independent Wireless One Holdings, Inc.,
                Equity Value Certificates (acquired
                8/24/2001; cost: $0)*(a,g,k)                                                                      -
                                                                                                           --------
                                                                                                                930
                                                                                                           --------
              Total stocks, warrants, and certificates (cost: $9,255)                                         9,628
                                                                                                           --------

PRINCIPAL
   AMOUNT
    (000)
---------
              MONEY MARKET INSTRUMENTS (5.9%)

              COMMERCIAL PAPER
              ----------------
              DIVERSIFIED BANKS (4.0%)
   $7,330     UBS Finance, Inc.                                                   1.32%       8/02/2004       7,330
                                                                                                           --------
              THRIFTS & MORTGAGE FINANCE (1.9%)
    3,500     Countrywide Home Loans, Inc.                                        1.33        8/02/2004       3,500
                                                                                                           --------
              Total money market instruments
                (cost: $10,830)                                                                              10,830
                                                                                                           --------

   NUMBER
OF SHARES
---------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (8.6%)

              MONEY MARKET FUNDS (2.2%)
1,451,513     AIM Short-Term Investment Co. Liquid Assets Portfolio, 1.24%(j)                                 1,451
2,639,843     Merrill Lynch Premier Institutional Fund, 1.27%(j)                                              2,640
                                                                                                           --------
                                                                                                              4,091
                                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

 PRINCIPAL                                                                                                    MARKET
    AMOUNT                                                                                                     VALUE
     (000)    SECURITY                                                                                         (000)
--------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (6.4%)
    $2,000    Bear Stearns & Co., Inc., 1.35%, acquired on 7/30/2004 and due 8/02/2004 at $2,000 (collateralized by $2,075 of Freddie Mac
                Notes(m), 6.00%, due 8/27/2018; market value $2,133)(i)                                     $  2,000
     2,540    CS First Boston LLC, 1.35%, acquired on 7/30/2004 and due
                8/02/2004 at $2,540 (collateralized by $1,895 of a
                U.S. Treasury Bond, 12.00%, due 8/15/2013; market value $2,597)(i)                             2,540
     2,600    Deutsche Bank Securities, Inc., 1.34%, acquired on 7/30/2004 and due
                8/02/2004 at $2,600 (collateralized by $56,115 of Freddie Mac Notes(m),
                6.17%(p), due 11/15/2032; market value $2,652)(i)                                              2,600
     2,640    Lehman Brothers, Inc., 1.35%, acquired on 7/30/2004 and due
                8/02/2004 at $2,640 (collateralized by $2,695 of Federal Home
                Loan Bank Bonds(m), 2.00%, due 7/20/2009; market value $2,693)(i)                              2,640
     2,000    Morgan Stanley & Co., 1.34%, acquired on 7/30/2004 and due
                8/02/2004 at $2,000 (collateralized by $2,025 of Fannie Mae
                Notes(m), 3.625%, due 1/19/2007; market value $2,044)(i)                                       2,000
                                                                                                            --------
                                                                                                              11,780
                                                                                                            --------
              Total short-term investments purchased with cash collateral from
                securities loaned (cost: $15,871)                                                             15,871
                                                                                                            --------
              TOTAL INVESTMENTS (COST: $191,569)                                                            $197,769
                                                                                                            ========

30

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 9.5% of net assets at July 31, 2004.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (b) Currently the issuer is in default with respect to interest payments.

         (c) At July 31, 2004, the cost of securities purchased on a when-issued basis was $1,000,000.

         (d) At July 31, 2004, portions of these securities were segregated to cover when-issued purchases.

         (e) Stepped coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (f) Interest-only commercial mortgage-backed securities (IO CMBS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

             disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBS are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBS are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors and valued using methods determined by a pricing service, under valuation procedures approved by the Board of Directors. The aggregate market value of these securities at July 31, 2004, was $414,000, which represented 0.2% of the Fund's net assets.

         (h) The security or a portion thereof was out on loan as of July 31, 2004.

         (i) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (j) Rate represents the money market fund annualized seven-day yield at July 31, 2004.

         (k) Security was fair valued at July 31, 2004, by the Manager in accordance with valuation procedures approved by the Board of Directors.

         (l) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (m) U.S. government agency issues. Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of

32

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

             the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (n) Put bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (o) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

         (p) Variable- or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2004.

         (q) Represents less than 0.1% of net assets.

         *   Non-income-producing security for the year ended July 31, 2004.

PORTFOLIO DESCRIPTION ABBREVIATION
--------------------------------------------------------------------------------

             EETC       Enhanced Equipment Trust Certificate

             MTN        Medium-Term Note

             RB         Revenue Bond

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

ASSETS
   Investments in securities, at market value (including securities on
      loan of $15,177) (identified cost of $191,569)                               $197,769
   Cash                                                                                   1
   Receivables:
      Capital shares sold                                                               367
      Dividends and interest                                                          3,235
      Securities sold                                                                 2,567
      USAA Transfer Agency Company                                                        1
      Other                                                                               7
                                                                                   --------
         Total assets                                                               203,947
                                                                                   --------

LIABILITIES
   Payables:
      Upon return of securities loaned                                               15,871
      Securities purchased (when-issued of $1,000)                                    3,269
      Capital shares redeemed                                                           181
   Accrued management fees                                                               77
   Accrued transfer agent's fees                                                          6
   Accounts payable and accrued expenses                                                 48
                                                                                   --------
         Total liabilities                                                           19,452
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $184,495
                                                                                   ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                                 $187,706
   Accumulated undistributed net investment income                                       51
   Accumulated net realized loss on investments                                      (9,462)
   Net unrealized appreciation of investments                                         6,200
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $184,495
                                                                                   ========
   Capital shares outstanding                                                        21,599
                                                                                   ========
   Authorized shares of $.01 par value                                              100,000
                                                                                   ========
   Net asset value, redemption price, and offering price per share                 $   8.54
                                                                                   ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
YEAR ENDED JULY 31, 2004

INVESTMENT INCOME
   Dividends                                                          $   470
   Interest                                                            12,772
   Securities lending                                                      42
                                                                      -------
      Total income                                                     13,284
                                                                      -------

EXPENSES
   Management fees                                                        797
   Administrative and servicing fees                                      234
   Transfer agent's fees                                                  293
   Custody and accounting fees                                             78
   Postage                                                                 23
   Shareholder reporting fees                                              17
   Directors' fees                                                          5
   Registration fees                                                       50
   Professional fees                                                       42
   Other                                                                    8
                                                                      -------
      Total expenses                                                    1,547
   Expenses paid indirectly                                                (2)
                                                                      -------
      Net expenses                                                      1,545
                                                                      -------
NET INVESTMENT INCOME                                                  11,739
                                                                      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss):
      Unaffiliated transactions                                         3,893
      Affiliated transactions                                              (5)
   Change in net unrealized appreciation                                  722
                                                                      -------
         Net realized and unrealized gain                               4,610
                                                                      -------
Increase in net assets resulting from operations                      $16,349
                                                                      =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
YEARS ENDED JULY 31,

                                                                    2004             2003
                                                                -------------------------
FROM OPERATIONS
   Net investment income                                        $ 11,739         $  6,866
   Net realized gain (loss) on investments                         3,888             (435)
   Change in net unrealized appreciation/depreciation
      of investments                                                 722           10,167
                                                                -------------------------
      Increase in net assets resulting
         from operations                                          16,349           16,598
                                                                -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (11,727)          (6,876)
                                                                -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     152,121           88,373
   Reinvested dividends                                            8,785            5,015
   Cost of shares redeemed                                       (88,021)         (49,867)
                                                                -------------------------
      Increase in net assets from
         capital share transactions                               72,885           43,521
                                                                -------------------------
Net increase in net assets                                        77,507           53,243

NET ASSETS

      Beginning of period                                        106,988           53,745
                                                                -------------------------
      End of period                                             $184,495         $106,988
                                                                =========================
   Accumulated undistributed net investment income:
      End of period                                             $     51         $     10
                                                                =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    17,726           11,346
   Shares issued for dividends reinvested                          1,025              652
   Shares redeemed                                               (10,232)          (6,348)
                                                                -------------------------
      Increase in shares outstanding                               8,519            5,650
                                                                =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA High-Yield Opportunities Fund (the Fund). The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Equity securities, except as otherwise noted, traded
                    primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

                    official closing price is reported or available, the average of the bid and asked prices is generally used.

                 3. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis.
                 Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2004, the cost of outstanding when-issued commitments for the Fund was $1,000,000.

              F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian, realized credits, if any, generated from cash

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

                 balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended July 31, 2004, these custodian credits reduced the Fund's expenses by $2,000.

              G. HIGH-YIELD DEBT SECURITIES - Although the Fund has a
                 diversified portfolio, 70.5% of its net assets were invested in non-investment-grade (high-yield) securities at July 31, 2004. Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

              H. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended
         July 31, 2004, the Fund paid CAPCO facility fees of $1,000. The Fund had no borrowings under either of these agreements during the year ended July 31, 2004.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for security paydown losses resulted in reclassifications made to the statement of assets and liabilities to increase accumulated undistributed net investment income and increase accumulated net realized loss on investments by $29,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended July 31, 2004, and 2003, was as follows:

                                                         2004           2003
                                                      --------------------------
         Ordinary income*                             $11,727,000     $6,876,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                              $    51,000
         Accumulated capital and other losses                        (9,281,000)
         Unrealized appreciation                                      6,019,000

         The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

         made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2004, the Fund utilized capital loss carryovers of $2,480,000 to offset capital gains. At July 31, 2004, the Fund had capital loss carryovers of $9,281,000, for federal income tax purposes, which if not offset by subsequent capital gains, will expire between 2010 and 2011, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

         CAPITAL LOSS CARRYOVERS                  BALANCE           EXPIRES
         -----------------------------------------------------------------------
                                                $ 3,120,000          2010
                                                  6,161,000          2011
                                                -----------
         Total                                  $ 9,281,000
                                                ===========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2004, were $140,869,000 and $80,019,000, respectively.

         The cost of securities at July 31, 2004, for federal income tax purposes, was $191,750,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2004, for federal income tax purposes, were $8,266,000 and $2,247,000, respectively, resulting in net unrealized appreciation of $6,019,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

         with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the year ended July 31, 2004, the Fund received securities-lending income of $42,000, which is net of the 20% income retained by MetWest. As of July 31, 2004, the Fund loaned securities having a fair market value of approximately $15,177,000 and received cash collateral of $15,871,000 for the loans. The cash collateral was invested in short-term investments, as noted in the Fund's portfolio of investments.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper High Current Yield Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper High Current Yield Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 0.20% to 0.50%                        +/- 0.04%
+/- 0.51% to 1.00%                        +/- 0.05%
+/- 1.01% and greater                     +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the year ended July 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $797,000, which included a performance adjustment of $17,000 that increased the base management fee of 0.50% by 0.01%.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $234,000.

              C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 1.00% of the Fund's average net assets, excluding the effect of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

                 terminated at any time. For the year ended July 31, 2004, the Fund did not incur any reimbursable expenses.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $293,000. Additionally, the Fund recorded a receivable from USAA Transfer Agency Company of $1,000 at July 31, 2004, for adjustments related to corrections to shareholder transactions.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended July 31, 2004, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                         NET REALIZED
                                                         COST TO        GAIN (LOSS) TO
      SELLER                      PURCHASER             PURCHASER           SELLER
--------------------------------------------------------------------------------------
USAA High-Yield             USAA Intermediate-Term
   Opportunities Fund           Bond Fund               $  513,000          $(5,000)
USAA Short-Term Bond        USAA High-Yield
   Fund                         Opportunities Fund       3,191,000           45,000

                                                                              47
 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
July 31, 2004

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                                        PERIOD ENDED
                                                                   YEAR ENDED JULY 31,                      JULY 31,
                                           -------------------------------------------------------------------------
                                               2004              2003            2002            2001           2000*
                                           -------------------------------------------------------------------------
Net asset value at beginning of period     $   8.18          $   7.23         $  8.95         $  9.78        $ 10.00
                                           -------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                        .64               .69             .83            1.03           1.08(a)
   Net realized and unrealized gain (loss)      .36               .95           (1.72)           (.80)          (.33)(a)
                                           -------------------------------------------------------------------------
Total from investment operations               1.00              1.64            (.89)            .23            .75(a)
Less distributions:
   From net investment income                  (.64)             (.69)           (.83)          (1.06)          (.97)
                                           -------------------------------------------------------------------------
Net asset value at end of period           $   8.54          $   8.18         $  7.23         $  8.95        $  9.78
                                           =========================================================================
Total return (%)**                            12.44             23.85          (10.70)           2.68           7.80
Net assets at end of period (000)          $184,495          $106,988         $53,745         $53,828        $44,907
Ratio of expenses to
   average net assets (%)***                    .99(b,c)         1.00(b,c)       1.00(b,c)        .76(b,d)       .75(b,d)
Ratio of expenses to average net
   assets, excluding
   reimbursements (%)***                          -              1.08(b)         1.12(b)         1.02(b)        1.19(b)
Ratio of net investment income
   to average net assets (%)***                7.51              9.06            9.95           11.17          10.30
Portfolio turnover (%)                        55.24            105.30           96.63          104.20          51.88

  *  Fund commenced operations on August 2, 1999.
 **  Assumes reinvestment of all net investment income distributions during the period. Total returns for periods of less than one year are not annualized. The return for the period ended July 31, 2000, is cumulative.
***  For the year ended July 31, 2004, average net assets were $156,267,000.
(a)  Calculated using average shares.
(b)  Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                                  -                 -               -            (.01%)            -
(c)  Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the
     Fund's average net assets.
(d)  Effective August 2, 1999, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.75% of the
     Fund's average net assets.

48

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2004, through July 31, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2004

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                          BEGINNING               ENDING              DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE         FEBRUARY 1, 2004 -
                                      FEBRUARY 1, 2004        JULY 31, 2004           JULY 31, 2004
                                      ----------------------------------------------------------------
         Actual                          $1,000.00             $1,003.20                  $4.96
         Hypothetical
           (5% return before expenses)    1,000.00              1,019.91                   5.00

         *Expenses are equal to the Fund's annualized expense ratio of 1.00%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.32% for the six-month period of February 1, 2004, to July 31, 2004.

50

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age
         70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of July 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

         ROBERT G. DAVIS (2)
         Director and Chairman of the Board of Directors
         Born: November 1946
         Year of Election or Appointment: 1996

         Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company
         (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc. (FAI).

         CHRISTOPHER W. CLAUS (2,4)
         Director, President, and Vice Chairman of the Board of Directors
         Born: December 1960
         Year of Election or Appointment: 2001

         President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

52

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3,4,5,6)
         Director
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D. (3,4,5,6)
         Director
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3,4,5,6)
         Director
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/ Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         LAURA T. STARKS, PH.D. (3,4,5,6)
         Director
         Born: February 1950
         Year of Election or Appointment: 2000

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2,3,4,5,6)
         Director
         Born: July 1943
         Year of Election or Appointment: 1992

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

54

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         STUART WESTER
         Vice President
         Born: June 1947
         Year of Appointment: 2002

         Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DAVID M. HOLMES
         Treasurer
         Born: June 1960
         Year of Appointment: 2001

         Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes also holds the Officer positions of Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, IMCO, USAA Shareholder Account Services, FAI, and FPS; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         EILEEN M. SMILEY
         Assistant Secretary
         Born: November 1959
         Year of Appointment: 2003

         Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

56

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

58

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

60

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. BEGINNING IN AUGUST 2004, INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WILL BE AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND WILL FILE ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS WILL BE AVAILABLE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
   USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                  U.S.
                                                                Postage
                                                                P A I D
                                                                  USAA
                                                             -------------
Receive this document
and others electronically.
Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40052-0904                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. Only 14 funds of the Registrant (excluding the Index Funds) have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2004 and 2003 were $240,900 and $232,800, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Registrant for professional services rendered by Ernst & Young LLP for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2004 and 2003 were $15,500 and $15,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

                Review of Federal,     Quarterly       Review of US/UK
                State and City       Diversification   tax treaty issue
                Income and tax          Review          and tax issues
                returns and excise       under           related to
                tax calculations      Subchapter M      grantor trust     Total
--------------------------------------------------------------------------------
FYE 7/31/2004     $ 54,200             $12,600              $1,547      $ 68,347

FYE 7/31/2003     $ 52,415                $0                  $0        $ 52,415
                  --------------------------------------------------------------
  Total           $106,615             $12,600              $1,547      $120,762

All tax service fees were preapproved by the Audit Committee.

(d) The Funds' investment adviser and transfer agent, USAA Investment Management Company (IMCO) and USAA Transfer Agency Company dba USAA Shareholder Account Services (SAS), paid Ernst & Young LLP aggregate fees of $21,036 for non-audit services related to the Funds for fiscal year ended July 31, 2003. The services are detailed in the table below:

                  Description of Other Services - FYE 07/31/2003

Description of Service          Amount Paid               Party Paying
----------------------          -----------               ------------
Review of Corporate             $ 7,960                    IMCO
Governance Procedures

Review of Anti-Money            $ 2,500                    IMCO
Laundering Procedures

Reporting and Oversight Review  $ 6,576                    IMCO

Review of Procedures            $ 4,000                    SAS
regarding As of Transactions
                                ---------
Total                           $21,036

These services provided in the fiscal year ending 07/31/2003 were not pre-approved by the Audit Committee because the engagements occurred prior to the rule's effectiveness requiring such pre-approval. Any such other non-audit fees to be provided to the Funds' investment adviser or transfer agent (or other affiliated service provider to the Funds) will be subject to the pre-approval requirement. No such fees were paid in the fiscal year ending July 31, 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and transfer agent (SAS) for 2004 and 2003 were $105,847 and $128,451, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2004 and 2003 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    09-30-2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    09-30-2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    09-30-2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.